Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 417
2025	222
Total undiscounted operating lease payments	639
Less: imputed interest	(54)
Present value of operating lease liabilities	585
Current portion of lease liabilities	417	$ 350
Long-term lease liabilities	168	$ 438
Total operating lease liabilities	$ 585